Business Acquisition and Contingent Consideration - Schedule of Total Purchase Consideration (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Business Combinations [Abstract]
Cash	$ 2,535,610
Fair value of contingent consideration	1,126,505
Total consideration	$ 3,662,115